Other Payables - Long Term & Current (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables - Long term & Current [Abstract]
Summary of Future Lease Payments

The following is a summary of future lease payments required under the lease agreements:

	DUSTER	X-TRAIL	KICKS	URWAN	MICROBUS	SUNNY	ASX	YARIS	KICKS NEW	RENAULT NEW	Total
Year 2025	4,375	6,055	8,938	18,576	15,627	9,393	5,207	4,265	4,198	4,317	80,950
Year 2026	4,738	6,558	9,680	20,118	16,924	10,173	2,295	1,120	4,546	4,676	80,827
Year 2027	2,088	4,074	6,013	8,868	7,460	6,320	0	0	4,923	5,064	44,809
Year 2028	0	0	0	0	0	0	0	0	3,959	3,146	7,105
	11,201	16,687	24,631	47,561	40,010	25,885	7,503	5,385	17,626	17,203	213,691

Schedule of Supplemental Information

Supplemental Information:

	DUSTER	X-TRAIL	KICKS	URWAN	MICROBUS	SUNNY	ASX	YARIS	KICKS NEW	RENAULT NEW	Total
RoU	10,544	15,809	23,336	44,772	37,664	24,524	6,793	4,844	17,460	16,934	202,680
Lease Liability	11,201	16,687	24,631	47,561	40,010	25,885	7,503	5,385	17,626	17,203	213,691
Current	4,375	6,055	8,938	18,576	15,627	9,393	5,207	4,265	4,198	4,317	80,950
Non Current	6,826	10,631	15,693	28,985	24,383	16,492	2,295	1,120	13,428	12,886	132,741

Weighted average remaining lease term (in years)	2.46
Weighted average discount rate	8%